Share and Capital Reserve - Additional Information (Detail)											12 Months Ended
	Oct. 13, 2021 shares	Jun. 25, 2021 shares $ / shares	Oct. 19, 2020 shares	Oct. 01, 2020 shares	Sep. 14, 2020 shares	Jan. 01, 2020 shares	Dec. 09, 2019 yr $ / shares	Nov. 30, 2019 shares $ / shares	Oct. 04, 2019 yr $ / shares	Apr. 01, 2019 yr $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Statements [Line Items]
Number of share options outstanding | shares											108,700	110,814	125,371
Exercise price, share options granted | $ / shares											$ 89.84
Number of other equity instruments expired | shares											3,209
Weighted average share price, share options granted | $ / shares							$ 269.54			$ 300.39
Expected volatility, share options granted							42.00%			32.00%
Option life, share options granted | yr							10			10
Risk free interest rate, share options granted							1.61%			2.18%
Restricted Stock Units Plan [Member]
Statements [Line Items]
Percentage of number of shares issuable under the ESO Plans											7.50%
Non Executive Directors Plan [Member]
Statements [Line Items]
Number of share options outstanding | shares											3,209	3,209	3,209	0
Exercise price of outstanding share options | $ / shares											$ 317.90
Exercise price, share options granted | $ / shares									$ 317.90
Number of other equity instruments exercisable | shares											2,403	1,602	801
Weighted average share price, share options granted | $ / shares									$ 269.54
Expected volatility, share options granted									42.00%
Option life, share options granted | yr									5
Risk free interest rate, share options granted									1.61%
Non Executive Directors Plan [Member] | RSU [Member]
Statements [Line Items]
Number of instruments granted | shares	10,346
Number of share options outstanding | shares											7,162
Grant Date Fair Value | $ / shares											$ 390.45
Twenty Twenty One RSU Plan [Member]
Statements [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		634						57,242
Twenty Twenty One RSU Plan [Member] | RSU [Member]
Statements [Line Items]
Weighted average share price | $ / shares		$ 223.78						$ 269.54
Twenty Twenty RSU Plan [Member] | RSU [Member]
Statements [Line Items]
Weighted average share price | $ / shares		$ 223.78
Number of instruments granted | shares			421	72	7,200	6,291
Employee Stock Option Plan [Member]
Statements [Line Items]
Weighted average share price | $ / shares											$ 144.94	$ 159.84
Number of share options outstanding | shares											108,700	110,814	125,371	87,344